SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Security Deposit	$ 782
Severance Costs	2,909	2,217	1,514
Derivative, Gain (Loss) on Derivative, Net, Total	387	97	27
Effective Income Tax Rate Reconciliation, Percent, Total	50.00%
Options Strategies Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	9,868	10,408	1,979
Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	299	1,734
Options and Forward Contracts [Member]
Accounting Policies [Line Items]
Derivative, Notional Amount	$ 2,982	$ 7,520